Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure
					Value of Initial Fixed $100 Investment Based On:
			Average			NASDAQ
			Summary	Average		Computer
	Summary		Compensation	Compensation	PRGS	Index		Non-GAAP
Compensation		Compensation	Table Total	Actually Paid	Total	Total	Net	Operating
Fiscal	Table Total	Actually Paid	for non-PEO	to non-PEO	Stockholder	Stockholder	Income	Income
Year	for PEO($)(1)(2)	to PEO($)(3)	NEOs($)(1)(2)	NEOs($)(3)	Return($)(4)	Return($)(4)(5)	($M)	($M)(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	10,534,808	6,957,319	3,071,818	2,224,624	104.61	272.68	251.9	384.8
2024	10,374,886	9,791,311	2,605,189	2,524,468	172.27	206.32	219.0	298.5
2023	8,635,534	9,246,854	2,380,214	2,526,879	134.31	148.35	194.2	270.6
2022	6,900,213	12,820,362	1,928,895	3,424,464	132.97	102.36	182.8	242.1
2021	6,019,029	13,091,651	2,440,870	4,036,210	120.82	142.39	172.9	229.2

Company Selected Measure Name		Non-GAAP Operating Income
Named Executive Officers, Footnote [Text Block]		2023, 2024, and 2025: Mr. Gupta served as the PEO for the entirety of 2023, 2024, and 2025. The Company’s other NEOs for 2023, 2024, and 2025 were: Anthony Folger, John Ainsworth, Loren Jarrett and Sundar Subramanian.
Peer Group Issuers, Footnote [Text Block]		The TSR Peer Group consists of the NASDAQ Computer Index, an independently prepared index (and which is used for the Company’s stock performance chart in the Annual Report on Form 10-K for the year ended November 30, 2025)
SCT Total	[1],[2]	$ 10,534,808	$ 10,374,886	$ 8,635,534	$ 6,900,213	$ 6,019,029
Compensation Actually Paid	[3]	6,957,319	9,791,311	9,246,854	12,820,362	13,091,651
SCT Total	[1],[2]	3,071,818	2,605,189	2,380,214	1,928,895	2,440,870
Compensation Actually Paid	[3]	$ 2,224,624	2,524,468	2,526,879	3,424,464	4,036,210
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Tabular List of Financial Performance Measures

The following is a list of financial performance measures, which in our assessment represent the most important financial performance measures used by the Company to link compensation actually paid to the NEOs for 2025. Please see the “Compensation Discussion and Analysis” for a further description of the metrics used in the Company’s executive compensation program.

1.	Non-GAAP Operating Income – incentivizes profitability and operation efficiency
2.	ARR – reflects the Company’s focus on the durability of our recurring revenue
3.	Revenue – broad topline financial metric incentivizing business development and growth
4.	Adjusted Free Cash Flow – reflects disciplined management of the business to generate cash for investment and capital returns

Total Shareholder Return Amount	[4]	$ 104.61	172.27	134.31	132.97	120.82
Peer Group Total Shareholder Return Amount	[4],[5]	272.68	206.32	148.35	102.36	142.39
Net Income (Loss) Attributable to Parent		$ 251,900,000	$ 219,000,000.0	$ 194,200,000	$ 182,800,000	$ 172,900,000
Company Selected Measure Amount	[6]	384,800,000	298,500,000	270,600,000	242,100,000	229,200,000
PEO Name		Mr. Gupta
Additional 402(v) Disclosure

Relationship Between Pay and Performance

We believe the “Compensation Actually Paid” in each of the years reported above and over the five-year cumulative period are reflective of the Compensation Committee’s emphasis on “pay-for-performance.” “Compensation Actually Paid” is higher than our Summary Compensation Total figures in each of the first three years presented due to the increased value of performance-based and equity compensation as a result of strong stock price performance. “Compensation Actually Paid” is lower than our Summary Compensation Total figures for 2025 and 2024 primarily because equity awards granted in 2025 and 2024 had a lower value at year end than on the date of grant.

Peo Grant Date Fair Value Of Option Awards And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year		$ (8,843,137)	$ (8,695,919)	$ (7,184,594)	$ (5,642,964)	$ (4,557,407)
Peo Fair Value At Fiscal Year End Of Outstanding And Unvested Option Awards And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year		4,860,131	6,150,287	6,944,482	7,164,080	5,272,547
Peo Change In Fair Value Of Outstanding And Unvested Option Awards And Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year		(189,601)	398,911	26,379	4,351,106	5,407,403
Peo Fair Value At Vesting Of Option Awards And Stock Awards Granted In Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year		784,542	761,983	553,066	419,596	452,241
Peo Change In Fair Value As Of Vesting Date Of Option Awards And Stock Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year		(189,424)	801,163	271,987	(371,669)	497,837
Peo Fair Value As Of Prior Fiscal Year End Of Option Awards And Stock Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year
Non N E O P E O Grant Date Fair Value Of Option Awards And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year		(2,173,944)	(1,764,843)	(1,590,901)	(1,282,551)	(1,688,435)
Non N E O P E O Fair Value At Fiscal Year End Of Outstanding And Unvested Option Awards And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year		1,194,801	1,248,194	1,537,748	1,628,288	1,922,508
Non N E O P E O Change In Fair Value Of Outstanding And Unvested Option Awards And Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year		(15,285)	100,546	7,467	1,115,953	1,142,112
Non N E O P E O Fair Value At Vesting Of Option Awards And Stock Awards Granted In Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year		192,848	154,630	122,452	95,362	105,531
Non N E O P E O Change In Fair Value As Of Vesting Date Of Option Awards And Stock Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year		(45,614)	180,751	69,899	(61,483)	113,625
Non N E O P E O Fair Value As Of Prior Fiscal Year End Of Option Awards And Stock Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Non-GAAP Operating Income
Non-GAAP Measure Description [Text Block]		As noted in “Compensation Discussion and Analysis,” the Compensation Committee selected Non-GAAP Operating Income as a key metric for evaluating and rewarding management’s performance in the 2025 incentive program design. This measure is used to determine the payout of 20% of the 2025 corporate bonus plan, as well as 75% of the LTIP (on a three-year aggregated basis), and is aligned with the earnings we have reported to stockholders on a quarterly basis.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		ARR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Revenue
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Free Cash Flow

[1]	Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in which the NEO served as PEO in the case of Mr. Gupta and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s other NEOs reported for the applicable year.
[2]	The Principal Executive Officer (“PEO”) and non-PEO NEOs for the applicable years were as follows:
[3]	To calculate the compensation actually paid (“CAP”), adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Gupta and for the average of the other NEOs is set forth following the footnotes to this table.
[4]	Pursuant to rules of the SEC, the comparison assumes $100 was invested on November 30, 2020. Historic stock price performance is not necessarily indicative of future stock price performance.
[5]	The TSR Peer Group consists of the NASDAQ Computer Index, an independently prepared index (and which is used for the Company’s stock performance chart in the Annual Report on Form 10-K for the year ended November 30, 2025).
[6]	As noted in “Compensation Discussion and Analysis,” the Compensation Committee selected Non-GAAP Operating Income as a key metric for evaluating and rewarding management’s performance in the 2025 incentive program design. This measure is used to determine the payout of 20% of the 2025 corporate bonus plan, as well as 75% of the LTIP (on a three-year aggregated basis), and is aligned with the earnings we have reported to stockholders on a quarterly basis.